Consolidated Schedule of Investments
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–41.68%
Argentina–0.26%
Argentine Bonad Bonds, 0.10%, 11/30/2021	$10,869,375	$6,440,105
Australia–0.08%
Glencore Funding LLC, 2.85%, 04/27/2031(a)(b)	1,800,000	1,865,392
Belgium–0.09%
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 06/01/2030	1,800,000	2,028,116
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	125,000	131,900
		2,160,016
Brazil–1.07%
Azul Investments L.L.P., 7.25%, 06/15/2026(a)	1,325,000	1,243,466
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	2,320,000	2,328,364
Banco do Brasil S.A., 9.00%(a)(c)(d)	3,600,000	4,018,536
Braskem Netherlands Finance B.V., 4.50%, 01/31/2030(a)	3,600,000	3,804,876
Brazilian Government International Bond, 4.75%, 01/14/2050	9,000,000	8,658,180
Embraer Netherlands Finance B.V., 6.95%, 01/17/2028(a)	720,000	813,593
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)	3,700,000	3,639,875
Natura Cosmeticos S.A., 4.13%, 05/03/2028(a)	1,694,000	1,743,905
		26,250,795
Canada–0.22%
Precision Drilling Corp., 6.88%, 01/15/2029(a)	1,347,000	1,387,410
Transcanada Trust, Series 2016-A, 5.88%, 08/15/2076(b)(c)	3,545,000	3,974,831
		5,362,241
Chile–0.23%
AES Andes S.A., 6.35%, 10/07/2079(a)(c)	1,750,000	1,851,876
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	3,650,000	3,676,572
		5,528,448
China–1.17%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(a)	2,150,000	2,229,517
6.00%, 07/16/2025(a)	1,850,000	1,889,453
	Principal Amount	Value
China–(continued)
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(a)	$4,810,000	$5,041,481
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	492,000	461,922
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)	2,935,000	2,997,420
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	1,695,000	1,732,280
5.25%, 02/23/2023(a)	3,750,000	3,757,375
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.50%, 05/11/2031(a)	1,800,000	1,868,894
Prosus N.V.,
4.03%, 08/03/2050(a)	3,700,000	3,569,490
3.83%, 02/08/2051(a)	3,600,000	3,353,763
Shimao Group Holdings Ltd., 5.60%, 07/15/2026(a)	1,800,000	1,876,452
		28,778,047
Colombia–0.36%
Bancolombia S.A., 4.88%, 10/18/2027(c)	3,600,000	3,647,664
Colombia Government International Bond, 4.13%, 02/22/2042	5,475,000	5,277,900
		8,925,564
Denmark–0.29%
Danske Bank A/S,
6.13%(a)(c)(d)	5,050,000	5,402,717
4.38%(a)(c)(d)	1,800,000	1,837,809
		7,240,526
Dominican Republic–0.30%
Dominican Republic International Bond,
5.95%, 01/25/2027(a)	1,850,000	2,083,118
5.30%, 01/21/2041(a)	1,560,000	1,585,740
6.40%, 06/05/2049(a)	3,490,000	3,798,900
		7,467,758
Ecuador–0.06%
Ecuador Government International Bond, 5.00%, 07/31/2030(a)(e)	1,800,000	1,579,518
Egypt–0.27%
Egypt Government International Bond,
6.59%, 02/21/2028(a)	2,564,000	2,690,285
8.50%, 01/31/2047(a)	3,700,000	3,833,340
		6,523,625

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
France–1.15%
Altice France S.A.,
8.13%, 02/01/2027(a)	$1,226,000	$1,329,039
5.13%, 07/15/2029(a)	766,000	772,634
BNP Paribas S.A.,
2.87%, 04/19/2032(a)(c)	1,800,000	1,873,045
6.75%(a)(b)(c)(d)	6,000,000	6,181,860
7.38%(a)(c)(d)	2,200,000	2,575,903
Credit Agricole S.A., 8.13%(a)(c)(d)	1,172,000	1,430,040
Societe Generale S.A.,
7.38%(a)(c)(d)	3,600,000	3,922,002
8.00%(a)(c)(d)	2,105,000	2,487,847
TotalEnergies Capital International S.A., 3.13%, 05/29/2050	7,400,000	7,752,635
		28,325,005
Germany–0.08%
Siemens Financieringsmaatschappij N.V., 2.15%, 03/11/2031(a)	1,800,000	1,850,144
Ghana–0.39%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	5,550,000	5,784,127
7.75%, 04/07/2029(a)	3,650,000	3,685,598
		9,469,725
Guatemala–0.13%
Guatemala Government Bond, 4.90%, 06/01/2030(a)	2,960,000	3,303,567
Hong Kong–0.38%
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	9,250,000	9,429,219
India–0.88%
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027(a)	3,600,000	3,787,529
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	3,485,000	3,534,421
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024(a)	3,475,000	3,553,618
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	3,700,000	3,783,713
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	4,881,000	5,197,535
Power Finance Corp. Ltd., 3.95%, 04/23/2030(a)	1,800,000	1,856,862
		21,713,678
Indonesia–1.16%
Indonesia Government International Bond, 3.50%, 02/14/2050	3,600,000	3,735,831
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	4,475,000	4,601,374
	Principal Amount	Value
Indonesia–(continued)
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	$7,400,000	$8,113,582
5.45%, 05/15/2030(a)	3,700,000	4,320,231
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	3,700,000	4,021,882
4.38%, 02/05/2050(a)	3,600,000	3,703,716
		28,496,616
Iraq–0.06%
Iraq International Bond, 5.80%, 01/15/2028(a)	1,462,500	1,402,574
Ireland–0.58%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(c)	1,157,000	1,244,510
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(f)	1,509,014	1,500,235
Series 119, 0.00%, 04/30/2025(a)(f)	1,605,407	1,596,068
Series 120, 0.00%, 04/30/2025(a)(f)	2,009,566	1,997,875
Series 122, 0.00%, 04/30/2025(a)(f)	1,760,694	1,750,451
Series 124, 0.00%, 04/30/2025(a)(f)	1,414,120	1,405,893
Series 126, 0.00%, 04/30/2025(a)	1,582,013	1,572,810
Series 127, 0.00%, 04/30/2025(a)(f)	1,832,434	1,821,773
0.00%, 04/30/2025(a)(f)	1,438,166	1,429,799
		14,319,414
Italy–0.12%
UniCredit S.p.A., 3.13%, 06/03/2032(a)(c)	2,869,000	2,930,476
Japan–0.63%
Nissan Motor Co. Ltd., 4.81%, 09/17/2030(a)	1,800,000	2,057,673
SoftBank Group Corp.,
4.63%, 07/06/2028(a)	5,450,000	5,408,458
5.25%, 07/06/2031(a)	3,960,000	4,014,228
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	3,700,000	3,866,504
		15,346,863
Kazakhstan–0.08%
Astana-Finance JSC, 0.00%, 12/22/2024(a)(f)(g)	1,186,225	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(a)	1,850,000	1,923,649
		1,923,649
Macau–0.68%
MGM China Holdings Ltd.,
5.38%, 05/15/2024(a)	3,495,000	3,562,786
5.88%, 05/15/2026(a)	3,200,000	3,324,320
Sands China Ltd.,
3.80%, 01/08/2026	1,480,000	1,596,106
4.38%, 06/18/2030	1,850,000	2,041,494
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
Macau–(continued)
Wynn Macau Ltd.,
4.88%, 10/01/2024(a)	$5,987,000	$6,035,764
5.50%, 10/01/2027(a)	164,000	168,836
		16,729,306
Malaysia–0.15%
Petronas Capital Ltd., 3.40%, 04/28/2061(a)	3,650,000	3,778,839
Mexico–2.18%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	1,782,000	1,812,962
Banco Mercantil del Norte S.A., 8.38%(a)(c)(d)	1,850,000	2,238,630
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)(b)	2,590,000	2,843,147
3.88%, 07/11/2031(a)	2,590,000	2,686,646
5.13%(a)(c)(d)	2,487,000	2,613,986
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	11,125,000	10,957,012
Nemak S.A.B. de C.V., 3.63%, 06/28/2031(a)	3,064,000	3,072,625
Petroleos Mexicanos,
6.88%, 10/16/2025(a)(b)	7,350,000	8,102,934
4.50%, 01/23/2026	5,469,000	5,548,027
6.50%, 03/13/2027	3,700,000	3,922,925
6.63%, 06/15/2035	3,600,000	3,484,422
6.38%, 01/23/2045	3,700,000	3,189,585
6.35%, 02/12/2048	3,700,000	3,167,626
		53,640,527
Netherlands–1.43%
ING Groep N.V.,
6.88%(a)(c)(d)	7,400,000	7,674,940
6.50%(c)(d)	7,200,000	8,058,600
6.75%(a)(c)(d)	1,500,000	1,655,625
OCI N.V.,
5.25%, 11/01/2024(a)	650,000	669,363
4.63%, 10/15/2025(a)	1,292,000	1,337,898
UPC Holding B.V., 5.50%, 01/15/2028(a)(b)	8,326,000	8,792,964
VEON Holdings B.V., 3.38%, 11/25/2027(a)	6,745,000	6,814,777
		35,004,167
Oman–0.63%
Oman Government International Bond,
4.75%, 06/15/2026(a)	6,982,000	7,237,506
6.75%, 01/17/2048(a)	3,700,000	3,751,504
Oman Sovereign Sukuk Co., 4.88%, 06/15/2030(a)	4,186,000	4,363,487
		15,352,497
Pakistan–0.15%
Pakistan Government International Bond, 8.88%, 04/08/2051(a)	3,600,000	3,721,212
	Principal Amount	Value
South Africa–0.34%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	$5,500,000	$5,794,800
Sasol Financing USA LLC, 4.38%, 09/18/2026	2,403,000	2,467,989
		8,262,789
Sri Lanka–0.05%
Sri Lanka Government International Bond, 7.55%, 03/28/2030(a)	1,800,000	1,118,970
Sweden–0.16%
Svenska Handelsbanken AB, 4.38%(a)(c)(d)	3,600,000	3,833,586
Switzerland–1.70%
Credit Suisse Group AG,
7.13%(a)(c)(d)	5,280,000	5,505,562
7.50%(a)(c)(d)	4,000,000	4,425,224
6.25%(a)(c)(d)	3,430,000	3,751,477
5.25%(a)(c)(d)	3,600,000	3,784,500
7.50%(a)(c)(d)	1,475,000	1,600,375
Oriflame Investment Holding PLC, 5.13%, 05/04/2026(a)(b)	3,429,000	3,530,155
Swiss Re Finance Luxembourg S.A., 5.00%, 04/02/2049(a)(c)	4,320,000	4,951,584
UBS Group AG,
7.00%(a)(c)(d)	5,450,000	5,991,975
7.00%(a)(c)(d)	7,195,000	8,305,728
		41,846,580
Tanzania–0.14%
HTA Group Ltd., 7.00%, 12/18/2025(a)	3,330,000	3,534,435
Thailand–0.28%
Bangkok Bank PCL, 3.73%, 09/25/2034(a)(c)	2,880,000	3,002,457
GC Treasury Center Co. Ltd., 4.30%, 03/18/2051(a)	1,440,000	1,554,825
Krung Thai Bank PCL, 4.40%(a)(c)(d)	2,220,000	2,258,029
		6,815,311
Ukraine–0.81%
Metinvest B.V., 8.50%, 04/23/2026(a)	3,750,000	4,259,783
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	1,800,000	1,844,036
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	2,850,000	3,146,332
7.75%, 09/01/2024(a)	1,850,000	2,012,859
6.88%, 05/21/2029(a)	1,825,000	1,887,689
1.26%, 05/31/2040(a)	5,700,000	6,657,571
		19,808,270
United Arab Emirates–0.11%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(a)	3,000,000	2,823,339
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United Kingdom–1.64%
Abrdn PLC, 4.25%, 06/30/2028(a)	$1,825,000	$1,998,740
BAT Capital Corp., 2.73%, 03/25/2031(b)	1,800,000	1,815,981
BP Capital Markets PLC, 4.88%(c)(d)	2,590,000	2,865,965
Lloyds Banking Group PLC, 6.75%(c)(d)	2,000,000	2,301,670
M&G PLC, 6.50%, 10/20/2048(a)(c)	1,825,000	2,214,269
Natwest Group PLC,
6.00%(c)(d)	1,460,000	1,626,075
Series U, 2.47% (3 mo. USD LIBOR + 2.32%)(d)(h)	3,700,000	3,675,025
Standard Chartered PLC,
4.30%, 02/19/2027(a)	6,480,000	7,171,140
6.00%(a)(c)(d)	5,400,000	5,931,090
7.50%(a)(b)(c)(d)	2,825,000	2,931,488
Vodafone Group PLC,
3.25%, 06/04/2081(b)(c)	3,326,000	3,384,970
4.13%, 06/04/2081(c)	4,417,000	4,461,170
		40,377,583
United States–20.87%
AbbVie, Inc., 3.20%, 11/21/2029	1,800,000	1,978,143
AdaptHealth LLC, 6.13%, 08/01/2028(a)	1,266,000	1,332,490
AECOM, 5.13%, 03/15/2027	528,000	588,060
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	2,815,000	3,014,853
Akumin, Inc., 7.00%, 11/01/2025(a)(b)	3,110,000	3,176,087
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	6,930,000	7,588,350
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	2,082,000	2,077,159
Ally Financial, Inc., 8.00%, 11/01/2031	783,000	1,140,376
Amazon.com, Inc., 2.10%, 05/12/2031	3,600,000	3,723,303
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	3,250,000	3,404,375
5.75%, 04/20/2029(a)	519,000	560,484
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(a)	1,317,000	1,351,571
American Water Capital Corp., 2.30%, 06/01/2031(b)	1,800,000	1,868,059
Arconic Corp., 6.13%, 02/15/2028(a)	9,500,000	10,129,992
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)(b)	1,400,000	1,403,717
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	1,300,000	1,358,500
Principal Amount		Value
United States–(continued)
Arthur J. Gallagher & Co., 2.50%, 05/20/2031	$1,800,000	$1,828,547
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(a)	183,000	198,172
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/2027(a)	1,159,000	1,294,557
AT&T, Inc., 2.75%, 06/01/2031(b)	1,800,000	1,896,441
Audacy Capital Corp., 6.75%, 03/31/2029(a)(b)	1,308,000	1,335,723
Bank of America Corp., 2.69%, 04/22/2032(c)	1,800,000	1,879,927
Bath & Body Works, Inc.,
7.50%, 06/15/2029	470,000	545,308
6.88%, 11/01/2035	673,000	866,965
Bausch Health Cos., Inc.,
5.75%, 08/15/2027(a)	495,000	522,619
5.25%, 02/15/2031(a)	7,300,000	6,853,203
Becton, Dickinson and Co., 3.79%, 05/20/2050	7,400,000	8,488,390
Boeing Co. (The), 3.63%, 02/01/2031	1,800,000	1,965,345
Bonanza Creek Energy, Inc., 7.50%, 04/30/2026	34,421	34,799
Boxer Parent Co., Inc., 9.13%, 03/01/2026(a)	1,030,000	1,081,505
Brink’s Co. (The),
5.50%, 07/15/2025(a)	149,000	157,012
4.63%, 10/15/2027(a)	1,822,000	1,898,489
Bristow Group, Inc., 6.88%, 03/01/2028(a)	1,509,000	1,554,745
Broadcom, Inc., 2.45%, 02/15/2031(a)	1,800,000	1,795,212
Callon Petroleum Co., 8.00%, 08/01/2028(a)(b)	1,265,000	1,190,308
Calpine Corp.,
5.25%, 06/01/2026(a)	495,000	510,523
3.75%, 03/01/2031(a)	1,532,000	1,476,266
Camelot Finance S.A., 4.50%, 11/01/2026(a)	3,258,000	3,400,537
Carnival Corp.,
11.50%, 04/01/2023(a)	2,158,000	2,435,842
10.50%, 02/01/2026(a)	915,000	1,048,810
Carriage Services, Inc., 4.25%, 05/15/2029(a)	1,388,000	1,388,000
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	293,000	296,139
5.75%, 02/15/2026(a)	636,000	659,418
5.13%, 05/01/2027(a)	777,000	813,907
5.00%, 02/01/2028(a)	917,000	962,621
4.75%, 03/01/2030(a)	3,650,000	3,873,388
4.50%, 08/15/2030(a)	5,636,000	5,924,845
Centene Corp.,
5.38%, 06/01/2026(a)	1,452,000	1,514,363
4.63%, 12/15/2029	1,373,000	1,506,456
CenterPoint Energy, Inc., 2.65%, 06/01/2031(b)	1,800,000	1,876,375
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	7,500,000	8,394,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Cigna Corp., 2.38%, 03/15/2031	$1,800,000	$1,863,862
Cinemark USA, Inc., 5.88%, 03/15/2026(a)(b)	300,000	295,125
Citigroup, Inc.,
3.88%(c)(d)	4,336,000	4,448,736
2.56%, 05/01/2032(c)	1,800,000	1,863,345
Clarios Global L.P., 6.75%, 05/15/2025(a)	311,000	330,708
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	282,000	304,912
Clarivate Science Holdings Corp., 4.88%, 06/30/2029(a)	1,345,000	1,358,208
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	1,516,000	1,610,053
3.75%, 02/15/2031(a)	1,178,000	1,179,643
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	755,000	748,020
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	674,000	788,580
CNX Resources Corp., 7.25%, 03/14/2027(a)	425,000	453,951
Comcast Corp., 1.50%, 02/15/2031	3,600,000	3,483,838
Community Health Systems, Inc.,
8.00%, 03/15/2026(a)	4,248,000	4,559,676
8.00%, 12/15/2027(a)	1,440,000	1,596,038
Cox Communications, Inc., 2.95%, 10/01/2050(a)	2,720,000	2,597,515
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	1,995,000	2,025,174
Crown Castle International Corp., 3.25%, 01/15/2051	3,700,000	3,795,743
CSC Holdings LLC,
5.88%, 09/15/2022	293,000	306,868
5.50%, 04/15/2027(a)	1,195,000	1,253,430
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(a)	1,355,000	1,391,809
CVS Health Corp., 1.88%, 02/28/2031	1,800,000	1,782,381
Dana, Inc.,
5.38%, 11/15/2027	477,000	505,906
5.63%, 06/15/2028	749,000	807,576
DaVita, Inc.,
4.63%, 06/01/2030(a)	805,000	833,175
3.75%, 02/15/2031(a)	1,913,000	1,860,192
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(a)	1,344,000	1,402,074
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(a)	1,226,000	1,255,908
6.20%, 07/15/2030	7,400,000	9,603,635
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	2,281,000	2,684,541
7.38%, 01/15/2026	4,074,000	4,798,441
DISH DBS Corp., 7.75%, 07/01/2026(b)	400,000	457,000
Principal Amount		Value
United States–(continued)
DISH Network Corp., Conv., 3.38%, 08/15/2026	$300,000	$308,250
Diversified Healthcare Trust,
9.75%, 06/15/2025	1,463,000	1,619,490
4.38%, 03/01/2031	438,000	428,152
Dow Chemical Co. (The), 2.10%, 11/15/2030	1,800,000	1,822,724
Duke Energy Carolinas LLC, 2.55%, 04/15/2031	1,800,000	1,905,900
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(a)	441,000	467,486
Embarq Corp., 8.00%, 06/01/2036	870,000	975,770
Encompass Health Corp., 4.50%, 02/01/2028	1,281,000	1,332,240
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	1,356,000	1,367,092
EnerSys, 5.00%, 04/30/2023(a)	820,000	858,450
EnPro Industries, Inc., 5.75%, 10/15/2026	1,157,000	1,219,374
EPR Properties, 3.75%, 08/15/2029	1,719,000	1,746,748
EQT Corp.,
3.13%, 05/15/2026(a)	546,000	563,131
3.63%, 05/15/2031(a)	1,492,000	1,582,415
Equinix, Inc., 2.50%, 05/15/2031	1,800,000	1,869,085
Everi Holdings, Inc., 5.00%, 07/15/2029(a)	1,300,000	1,330,875
Expedia Group, Inc., 2.95%, 03/15/2031	3,113,000	3,200,350
Ford Motor Co.,
8.50%, 04/21/2023	1,520,000	1,689,450
9.00%, 04/22/2025	7,753,000	9,553,247
9.63%, 04/22/2030	244,000	352,639
4.75%, 01/15/2043	698,000	767,182
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	417,000	459,742
4.13%, 08/04/2025	7,500,000	8,033,250
3.38%, 11/13/2025	501,000	523,667
4.39%, 01/08/2026	698,000	758,202
5.11%, 05/03/2029	1,782,000	2,020,155
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030	6,290,000	6,919,692
5.40%, 11/14/2034	2,161,000	2,750,305
5.45%, 03/15/2043	205,000	263,798
Gap, Inc. (The), 8.88%, 05/15/2027(a)	2,160,000	2,497,500
Gartner, Inc.,
4.50%, 07/01/2028(a)	1,306,000	1,382,727
3.63%, 06/15/2029(a)	639,000	654,975
GE Capital Funding LLC, 4.40%, 05/15/2030	1,800,000	2,119,768
General Motors Financial Co., Inc., 2.35%, 01/08/2031	1,800,000	1,803,898
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	442,000	440,188
6.25%, 05/15/2026	861,000	850,913
8.00%, 01/15/2027	551,000	568,800
7.75%, 02/01/2028	308,000	311,741
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Gilead Sciences, Inc., 1.65%, 10/01/2030	$1,800,000	$1,775,936
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	1,005,000	1,043,944
Goldman Sachs Group, Inc. (The), 2.62%, 04/22/2032(c)	1,800,000	1,867,077
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(a)	1,333,000	1,374,730
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	1,936,000	1,993,751
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	788,000	822,644
HCA, Inc.,
5.88%, 02/15/2026	231,000	268,826
5.38%, 09/01/2026(b)	1,624,000	1,889,930
5.63%, 09/01/2028	924,000	1,112,330
5.88%, 02/01/2029	537,000	657,825
4.13%, 06/15/2029	1,458,000	1,665,352
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	1,433,000	1,492,412
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	850,000	889,138
5.75%, 02/01/2029(a)	469,000	479,133
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	9,337,000	9,853,086
Intrado Corp., 5.38%, 07/15/2022(a)	975,000	943,312
iStar, Inc., 4.75%, 10/01/2024	1,393,000	1,478,962
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	979,000	1,034,353
Jabil, Inc., 3.00%, 01/15/2031	3,700,000	3,832,505
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(a)	1,178,000	1,321,934
JPMorgan Chase & Co.,
2.58%, 04/22/2032(c)	1,800,000	1,874,123
Series KK, 3.65%(c)(d)	7,954,000	8,038,511
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	822,000	824,671
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	1,000,000	1,472,496
5.00%, 06/04/2042	809,000	1,015,369
5.20%, 07/15/2045	9,490,000	12,053,969
4.38%, 06/01/2046	1,130,000	1,304,403
5.50%, 06/01/2050	1,800,000	2,415,265
Lamar Media Corp., 4.88%, 01/15/2029(b)	1,861,000	1,971,264
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(a)	1,390,000	1,426,856
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	2,152,000	2,111,715
Lithia Motors, Inc., 3.88%, 06/01/2029(a)	1,313,000	1,384,519
Principal Amount		Value
United States–(continued)
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	$281,000	$320,641
Macy’s Retail Holdings LLC, 4.50%, 12/15/2034	703,000	653,537
Macy’s, Inc., 8.38%, 06/15/2025(a)	3,020,000	3,295,575
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	745,000	863,782
Series GG, 3.50%, 10/15/2032	10,360,000	11,197,294
Mattel, Inc., 5.88%, 12/15/2027(a)	7,300,000	8,011,750
MEDNAX, Inc., 6.25%, 01/15/2027(a)	1,315,000	1,386,996
MGM Resorts International, 6.00%, 03/15/2023	2,335,000	2,470,232
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(a)	1,327,000	1,338,134
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	1,350,000	1,407,294
Morgan Stanley, 1.93%, 04/28/2032(c)	1,800,000	1,769,996
Motorola Solutions, Inc., 2.75%, 05/24/2031	1,800,000	1,869,825
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	1,323,000	1,426,068
Mueller Water Products, Inc., 4.00%, 06/15/2029(a)(b)	1,295,000	1,342,520
Murphy Oil Corp., 6.38%, 12/01/2042	545,000	546,458
Murray Energy Corp., 12.00%, 04/15/2024(a)(i)	5,744,632	29,298
Navient Corp.,
6.50%, 06/15/2022	470,000	491,639
6.13%, 03/25/2024	889,000	965,743
5.88%, 10/25/2024	651,000	711,556
6.75%, 06/25/2025	615,000	685,687
6.75%, 06/15/2026	346,000	388,627
5.00%, 03/15/2027	862,000	897,605
5.63%, 08/01/2033	1,107,000	1,076,674
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	1,280,000	1,323,232
Netflix, Inc.,
5.88%, 11/15/2028	2,996,000	3,726,919
5.38%, 11/15/2029(a)	799,000	988,231
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(a)	713,000	732,911
9.75%, 07/15/2028(a)	606,000	678,205
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	1,956,000	1,978,582
NFP Corp., 4.88%, 08/15/2028(a)	515,000	525,702
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	1,095,000	1,126,514
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	$774,000	$658,895
7.50%, 04/15/2026	313,000	264,149
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	644,000	688,269
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	1,143,000	1,306,798
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	2,157,000	2,262,100
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	1,900,000	1,978,774
Occidental Petroleum Corp.,
6.95%, 07/01/2024	466,000	520,785
8.50%, 07/15/2027	238,000	297,429
6.13%, 01/01/2031(b)	720,000	851,544
6.20%, 03/15/2040	719,000	835,036
4.10%, 02/15/2047	545,000	516,551
Omnicare, Inc., 4.75%12/01/2022	5,295,000	5,500,377
OneMain Finance Corp.,
6.88%, 03/15/2025	1,336,000	1,518,862
7.13%, 03/15/2026	1,673,000	1,972,049
5.38%, 11/15/2029	836,000	920,077
Oracle Corp., 2.88%, 03/25/2031	1,800,000	1,906,618
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	823,000	911,668
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	761,000	835,384
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/2026	7,200,000	8,156,718
3.80%, 09/15/2030	2,220,000	2,411,504
PNC Financial Services Group, Inc. (The), 2.31%, 04/23/2032(c)	1,800,000	1,869,973
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	1,630,000	1,615,020
PulteGroup, Inc.,
7.88%, 06/15/2032	450,000	661,385
6.38%, 05/15/2033	450,000	607,365
6.00%, 02/15/2035	450,000	598,288
QVC, Inc.,
4.38%, 09/01/2028	574,000	590,164
5.45%, 08/15/2034	1,366,000	1,455,671
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	1,879,000	1,934,374
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	1,280,000	1,326,135
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	1,210,000	1,235,477
6.88%, 04/15/2040(a)	953,000	1,007,064
RR Donnelley & Sons Co., 8.25%, 07/01/2027	447,000	509,980
SBA Communications Corp., 3.88%, 02/15/2027	1,935,000	1,998,023
Principal Amount		Value
United States–(continued)
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	$4,828,000	$5,137,499
Scientific Games International, Inc., 8.25%, 03/15/2026(a)(b)	1,475,000	1,567,202
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)(b)	1,386,000	1,388,419
Seagate HDD Cayman, 4.13%, 01/15/2031(a)	2,960,000	3,100,600
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(a)	1,904,000	2,004,046
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	1,776,000	1,905,648
5.63%, 11/01/2024(a)	149,000	166,215
4.00%, 04/15/2029(a)	633,000	651,373
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(a)	1,965,000	1,986,320
Sirius XM Radio, Inc., 4.00%, 07/15/2028(a)	497,000	513,364
SM Energy Co.,
10.00%, 01/15/2025(a)(b)	1,150,000	1,283,521
6.75%, 09/15/2026(b)	600,000	596,205
Southern Co. (The),
Series B, 4.00%, 01/15/2051(c)	8,100,000	8,565,750
Series 2021-A, 3.75%, 09/15/2051(c)	5,624,000	5,737,886
Sprint Capital Corp., 8.75%, 03/15/2032	957,000	1,476,292
Sprint Corp., 7.63%, 03/01/2026	1,183,000	1,446,555
Standard Industries, Inc., 5.00%, 02/15/2027(a)	130,000	134,225
SunCoke Energy, Inc., 4.88%, 06/30/2029(a)	1,342,000	1,353,930
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	230,000	240,365
5.88%, 03/15/2028	1,500,000	1,584,090
Talen Energy Supply LLC,
7.25%, 05/15/2027(a)	280,000	255,802
7.63%, 06/01/2028(a)(b)	1,957,000	1,788,033
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	228,000	247,950
5.00%, 01/15/2028	760,000	800,128
5.50%, 03/01/2030	243,000	268,187
4.88%, 02/01/2031(a)	231,000	250,096
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	1,917,000	2,053,193
Terminix Co. LLC (The), 7.45%, 08/15/2027	1,200,000	1,415,682
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	1,515,000	1,544,899
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
United States–(continued)
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(a)(f)		$7,200,000	$7,059,600
Union Pacific Corp., 2.38%, 05/20/2031		1,800,000	1,873,912
United Airlines, Inc., 4.38%, 04/15/2026(a)		1,364,000	1,405,097
Universal Health Services, Inc., 2.65%, 10/15/2030(a)		4,156,000	4,235,151
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027		1,400,000	1,482,152
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(a)(j)		462,000	477,357
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(j)		871,000	899,952
Valvoline, Inc., 3.63%, 06/15/2031(a)(b)		1,233,000	1,229,418
Verizon Communications, Inc., 2.55%, 03/21/2031		1,800,000	1,872,995
Viatris, Inc., 3.85%, 06/22/2040(a)		2,220,000	2,423,873
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)		258,000	266,064
5.63%, 02/15/2027(a)		460,000	477,825
5.00%, 07/31/2027(a)		969,000	1,002,900
4.38%, 05/01/2029(a)		1,356,000	1,393,073
Walt Disney Co. (The), 2.65%, 01/13/2031		3,600,000	3,840,043
Wells Fargo & Co., 2.57%, 02/11/2031(c)		1,800,000	1,881,305
Western Digital Corp., 4.75%, 02/15/2026(b)		1,184,000	1,315,720
WRKCo, Inc., 3.00%, 06/15/2033		5,180,000	5,554,557
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)		1,298,000	1,351,296
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)		991,000	997,020
6.75%, 08/15/2024(a)		458,000	476,590
			512,349,159
Zambia–0.32%
First Quantum Minerals Ltd., 6.88%, 10/15/2027(a)		7,200,000	7,812,468
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,003,824,695)			1,023,442,003

Non-U.S. Dollar Denominated Bonds & Notes–19.83%(k)
Argentina–1.77%
Argentina Treasury Bond BONCER,
1.20%, 03/18/2022	ARS	423,141,000	7,133,788
1.40%, 03/25/2023	ARS	1,420,502,870	23,147,579
1.50%, 03/25/2024	ARS	616,326,000	9,664,374
4.00%, 04/27/2025	ARS	88,500,000	3,206,115
	Principal Amount		Value
Argentina–(continued)
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	25,715,000	$274,203
			43,426,059
Austria–0.19%
Erste Group Bank AG, 4.25%(a)(c)(d)	EUR	3,600,000	4,594,155
Belgium–0.09%
KBC Group N.V., 4.75%(a)(c)(d)	EUR	1,800,000	2,287,789
Brazil–1.50%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	173,250,000	34,737,920
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	9,909,375	1,978,736
			36,716,656
Canada–3.18%
Province of Ontario, 6.50%, 03/08/2029	CAD	72,000,000	78,015,140
Chile–0.53%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	12,000,000,000	12,976,824
China–1.47%
China Development Bank, Series 2103, 3.30%, 03/03/2026	CNY	230,000,000	36,068,443
Czech Republic–0.19%
CPI Property Group S.A., 4.88%(a)(c)(d)	EUR	3,800,000	4,789,762
Egypt–0.76%
Egypt Government Bond, 14.48%, 04/06/2026	EGP	200,000,000	12,754,776
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	4,800,000	5,892,354
			18,647,130
France–0.37%
Accor S.A., 2.63%(a)(c)(d)	EUR	1,800,000	2,066,594
Electricite de France S.A.,
3.00%(a)(c)(d)	EUR	1,800,000	2,235,339
2.88%(a)(c)(d)	EUR	3,800,000	4,710,353
			9,012,286
Germany–0.25%
Deutsche Lufthansa AG, 4.38%, 08/12/2075(a)	EUR	3,600,000	4,180,433
Volkswagen International Finance N.V., 4.63%(a)(c)(d)	EUR	1,480,000	2,014,897
			6,195,330
Greece–0.01%
Hellenic Republic Government Bond, Series GDP, 1.00%, 10/15/2042	EUR	76,770,000	264,098
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value
India–0.29%
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	5,550,000	$7,088,350
Ivory Coast–0.61%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	4,395,000	5,521,448
4.88%, 01/30/2032(a)	EUR	7,940,000	9,539,052
			15,060,500
Mexico–0.67%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(g)	MXN	20,232,960	151,799
Mexican Bonos,
8.50%, 11/18/2038	MXN	120,000,000	6,599,124
Series M, 7.75%, 05/29/2031	MXN	154,350,000	8,231,871
Series M, 7.75%, 11/13/2042	MXN	30,000,000	1,534,789
			16,517,583
Netherlands–0.74%
Cooperatieve Rabobank U.A.,
4.63%(a)(c)(d)	EUR	3,600,000	4,731,370
4.38%(a)(c)(d)	EUR	3,400,000	4,503,803
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(a)	EUR	1,142,000	1,396,063
Stichting AK Rabobank Certificaten, 2.19%(a)(d)(e)	EUR	4,626,800	7,605,716
			18,236,952
Portugal–0.59%
Caixa Geral de Depositos S.A., 10.75%(a)(c)(d)	EUR	11,400,000	14,402,255
Romania–0.14%
Romanian Government International Bond, 2.00%, 04/14/2033(a)	EUR	2,997,000	3,520,157
Russia–0.72%
Mos.ru, 5.00%, 08/22/2034	RUB	72,806,608	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	750,000,000	10,443,579
Series 6225, 7.25%, 05/10/2034	RUB	520,000,000	7,333,302
			17,776,881
Senegal–0.08%
Senegal Government International Bond, 5.38%, 06/08/2037(a)	EUR	1,701,000	2,018,416
	Principal Amount		Value
South Africa–3.12%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	333,000,000	$20,639,506
Series 2037, 8.50%, 01/31/2037	ZAR	567,700,000	33,157,575
Series 2048, 8.75%, 02/28/2048	ZAR	130,000,000	7,472,366
Series R186, 10.50%, 12/21/2026	ZAR	196,025,000	15,257,873
			76,527,320
Spain–0.44%
Banco Santander S.A.,
4.38%(a)(c)(d)	EUR	3,000,000	3,720,992
5.25%(a)(c)(d)	EUR	1,800,000	2,268,674
Telefonica Europe B.V., 4.38%(a)(c)(d)	EUR	3,700,000	4,805,664
			10,795,330
Supranational–0.64%
African Development Bank, 0.00%, 01/17/2050(f)	ZAR	222,000,000	1,497,124
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	221,200,000	10,200,786
International Finance Corp.,
0.00%, 02/15/2029(a)(f)	TRY	10,300,000	405,790
0.00%, 03/23/2038(f)	MXN	260,000,000	3,518,433
			15,622,133
Sweden–0.09%
Heimstaden Bostad AB, 3.38%(a)(c)(d)	EUR	1,850,000	2,285,026
Switzerland–0.16%
Dufry One B.V., 2.00%, 02/15/2027(a)	EUR	3,600,000	4,021,976
Thailand–0.17%
Thailand Government Bond, 3.30%, 06/17/2038	THB	115,000,000	4,083,001
Ukraine–0.10%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)	EUR	1,900,000	2,465,006
United Kingdom–0.96%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	5,925,000	8,306,583
Gatwick Funding Ltd.,
3.13%, 09/28/2039(a)	GBP	475,000	699,857
3.25%, 02/26/2048(a)	GBP	1,825,000	2,761,284
HSBC Holdings PLC, 6.00%(a)(c)(d)	EUR	3,045,000	3,955,282
Iceland Bondco PLC, 4.63%, 03/15/2025(a)	GBP	1,069,000	1,454,335
Natwest Group PLC, 4.50%(c)(d)	GBP	4,400,000	6,338,259
			23,515,600
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $495,854,895)			486,930,158
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

Asset-Backed Securities–8.88%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)	$3,925,000	$4,041,044
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 0.65% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(h)	17,923	18,203
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(l)	13,062,586	351,389
Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)	290,000	290,417
Capital Lease Funding Securitization L.P., Series 1997-CTL1, Class IO, 1.51%, 06/22/2024(a)(l)	11,989	78
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	2,285,000	2,374,401
Series 2017-4, Class D, 3.30%, 05/15/2024	750,000	756,216
Series 2018-1, Class D, 3.37%, 07/15/2024	510,000	518,379
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)	175,000	175,197
Series 2019-1, Class B, 3.22%, 09/14/2026(a)	335,000	345,218
Series 2019-1, Class C, 3.57%, 09/14/2026(a)	80,000	82,588
Series 2018-1, Class B, 3.09%, 06/16/2025(a)	337,231	337,582
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(l)	5,218,585	196,196
Chase Funding Trust, Series 2003-2, Class 2A2, 0.37% (1 mo. USD LIBOR + 0.56%), 02/25/2033(h)	15,086	14,676
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(l)	14,728,538	703,429
Citigroup Mortgage Loan Trust, Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(h)	160,242	167,344
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.81%, 05/25/2035(m)	664,698	669,943
Series 2014-8, Class 1A2, 0.67% (1 mo. USD LIBOR + 0.58%), 07/20/2036(a)(h)	271,772	271,681
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	495,000	499,162
Principal Amount		Value

COMM Mortgage Trust,
Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(l)	$6,491,109	$105,426
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	4,690,000	5,071,038
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	70,000	75,877
Countrywide Home Loans Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	480,694	484,576
Series 2005-JA, Class A7, 5.50%, 11/25/2035	598,500	596,338
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	200,000	204,725
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	1,240,000	1,274,684
CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.32% (1 mo. USD LIBOR + 0.23%), 12/15/2035(h)	18,421	18,279
Series 2006-H, Class 2A1A, 0.24% (1 mo. USD LIBOR + 0.15%), 11/15/2036(h)	29,293	23,444
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	650,000	657,034
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	2,980,000	3,013,780
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.53% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(h)	104,017	104,185
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	655,000	675,212
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	6,025,000	6,237,235
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	5,000,000	5,162,363
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	6,290,000	6,461,551
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.87%, 01/25/2050(a)(m)	840,000	937,554
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(m)	4,190,000	4,532,560
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.07%, 07/25/2035(m)	79,523	82,652
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.40% (1 mo. USD LIBOR + 0.62%), 07/25/2035(h)	2,721	2,728
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	$425,000	$440,313
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.57%, 07/25/2035(m)	73,362	75,054
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(m)	1,655,000	1,739,366
Lehman Structured Securities Corp., Series 2002-GE1, Class A, 0.00%, 07/26/2024(a)(m)	23,353	10,947
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.19% (1 mo. USD LIBOR + 0.10%), 08/25/2036(h)	3,246,464	1,492,770
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C9, Class AS, 3.46%, 05/15/2046	1,565,000	1,624,908
Series 2014-C14, Class B, 4.86%, 02/15/2047(m)	680,000	734,834
Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.78%, 12/15/2050(l)	4,934,125	201,316
Morgan Stanley ReRemic Trust, Series 2012-R3, Class 1B, 6.00%, 11/26/2036(a)(m)	7,575,320	7,326,433
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)	3,250,000	3,303,924
Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036	34,187	32,746
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)	3,250,000	3,312,161
Series 2019-C, Class C, 2.39%, 11/20/2023(a)	5,490,000	5,599,198
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 0.99%, 11/15/2050(l)	9,560,442	414,982
Vendee Mortgage Trust,
Series 1995-2B, Class 2, IO, 0.79%, 06/15/2025(n)	99,486	999
Series 1992-2, Class IO, 0.00%, 09/15/2022(l)	299,879	11
Series 1995-3, Class 1, IO, 0.00%, 09/15/2025(l)	2,655,507	3
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2003-AR10, Class A7, 2.56%, 10/25/2033(m)	42,738	43,212
	Principal Amount		Value

Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(l)		$6,468,803	$310,400
WFRBS Commercial Mortgage Trust,
Series 2013-C14, Class AS, 3.49%, 06/15/2046		1,800,000	1,872,605
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(m)		1,135,000	1,218,896
Series 2014-C20, Class AS, 4.18%, 05/15/2047		1,455,000	1,559,272
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(h)	GBP	1,145,749	1,555,020
Eurohome UK Mortgages PLC,
Series 2007-1, Class B1, 0.98% (3 mo. GBP LIBOR + 0.90%), 06/15/2044(a)(h)	GBP	2,006,000	2,372,586
Series 2007-2, Class B1, 1.48% (3 mo. GBP LIBOR + 1.40%), 09/15/2044(a)(h)	GBP	2,243,000	2,823,557
Eurosail PLC,
Series 2006-2X, Class E1C, 3.33% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(h)	GBP	5,550,000	7,561,171
Series 2006-4X, Class E1C, 3.08% (3 mo. GBP LIBOR + 3.00%), 12/10/2044(a)(h)	GBP	4,135,722	5,391,735
Series 2007-2X, Class D1A, 0.26% (3 mo. EURIBOR + 0.80%), 03/13/2045(a)(h)	EUR	8,640,000	8,920,336
Gemgarto PLC, Series 2018-1, Class E, 2.35% (3 mo. SONIA + 2.30%), 09/16/2065(a)(h)	GBP	6,523,475	8,955,578
Great Hall Mortgages No. 1 PLC, Series 2007-2X, Class EB, 3.20% (3 mo. EURIBOR + 3.75%), 06/18/2039(a)(h)	EUR	4,570,000	5,422,868
Ludgate Funding PLC, Series 2007-1, Class MA, 0.32% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(h)	GBP	3,406,716	4,515,419
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.15% (3 mo. SONIA + 2.10%), 09/25/2051(a)(h)	GBP	3,700,000	5,186,230
Series 2021-1, Class E, 2.80% (3 mo. SONIA + 2.75%), 09/25/2051(a)(h)	GBP	2,220,000	3,113,334
Series 2021-2X, Class F, 3.30% (3 mo. SONIA + 3.25%), 07/20/2060(a)(h)	GBP	5,100,000	7,244,750
Prosil Acquisition S.A., Series 2019-1, Class A, 1.45% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(h)	EUR	6,292,449	6,902,090
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount		Value

Alhambra SME Funding DAC,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(h)	EUR	10,751,434	$12,762,594
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(h)	EUR	1,875,000	2,157,813
Series 2019-1, Class D, 8.69% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(h)	EUR	424,276	484,648
Lusitano Mortgages No. 5 PLC, Class D, 0.41% (3 mo. EURIBOR + 0.96%), 07/15/2059(a)(h)	EUR	2,437,182	2,439,134
Futura S.r.l., Series 2019-1, Class A, 2.47% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(h)	EUR	5,687,633	6,774,480
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(h)	EUR	19,986,985	23,668,936
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)	EUR	15,000,000	18,064,420
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(h)	EUR	2,643,874	2,928,170
Total Asset-Backed Securities (Cost $213,347,965)			218,093,603
U.S. Treasury Securities–8.37%
U.S. Treasury Inflation — Indexed Notes–8.37%
2.38%, 01/15/2025(o)		$35,673,708	36,076,236
2.00%, 01/15/2026(o)		75,082,636	75,627,742
0.13%, 04/15/2026(o)		92,748,207	93,796,342
Total U.S. Treasury Securities (Cost $203,504,551)			205,500,320

U.S. Government Sponsored Agency Mortgage-Backed Securities–4.56%
Fannie Mae Grantor Trust,
IO, 0.64%, 11/25/2040(l)		2,693,934	86,186
0.37%, 12/25/2041(l)		17,239,179	189,669
Fannie Mae Interest STRIPS,
IO, 7.50%, 05/25/2023 - 11/25/2029(n)		112,059	15,796
6.50%, 04/25/2029 - 07/25/2032(n)		1,264,099	202,642
6.00%, 12/25/2032 - 08/25/2035(n)		1,554,609	259,530
5.50%, 11/25/2033 - 06/25/2035(n)		1,305,252	218,973
Principal Amount		Value

Fannie Mae REMICs,
IO, 5.50%, 06/25/2023(n)	$9,244	$308
6.61%, 02/25/2024 - 05/25/2035(h)(n)	739,744	134,492
7.51% (7.60% - (1.00 x 1 mo. USD LIBOR)), 06/25/2026(h)(n)	104,315	12,932
7.81%, 11/18/2031 - 12/18/2031(h)(n)	169,744	33,936
7.81% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(h)(n)	3,284	670
7.86% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(h)(n)	40,478	7,826
7.91% (8.00% - (1.00 x 1 mo. USD LIBOR)), 03/18/2032(h)(n)	76,521	17,034
8.01%, 03/25/2032 - 04/25/2032(h)(n)	112,481	24,199
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(h)(n)	49,183	8,977
7.71% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(h)(n)	37,736	7,750
7.91%, 07/25/2032 - 09/25/2032(h)(n)	169,269	36,904
8.01%, 12/18/2032(h)(n)	136,968	26,689
8.11% (8.20% - (1.00 x 1 mo. USD LIBOR)), 01/25/2033(h)(n)	404,608	87,074
8.16%, 02/25/2033 - 05/25/2033(h)(n)	269,898	63,607
7.00%, 03/25/2033 - 04/25/2033(n)	595,369	108,205
7.46% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(h)(n)	207,677	46,011
5.96%, 03/25/2035 - 07/25/2038(h)(n)	173,484	27,118
6.66%, 03/25/2035 - 05/25/2035(h)(n)	332,727	44,103
6.51% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(h)(n)	421,756	65,262
7.14% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(h)(n)	870,570	129,765
6.45% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(h)(n)	1,168,134	219,412
4.00%, 04/25/2041(n)	1,417,521	130,398
6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(h)(n)	210,351	41,668
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(h)(n)	544,106	113,255
7.00%, 07/25/2026	12,965	14,185
4.00%, 08/25/2026 - 03/25/2041	113,546	124,575
6.50%, 10/25/2028 - 04/25/2029	113,077	127,964
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Principal Amount		Value

6.00%, 05/25/2031 - 01/25/2032	$192,271	$218,277
1.09%, 04/25/2032 - 12/25/2032(h)	137,530	140,543
0.59% (1 mo. USD LIBOR + 0.50%), 10/18/2032(h)	51,417	51,759
0.59% (1 mo. USD LIBOR + 0.50%), 12/25/2032(h)	90,450	89,900
0.49% (1 mo. USD LIBOR + 0.40%), 11/25/2033(h)	50,988	51,269
24.24% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(h)	180,807	297,995
23.87% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(h)	208,048	340,084
1.03% (1 mo. USD LIBOR + 0.94%), 06/25/2037(h)	94,755	95,470
Federal Home Loan Mortgage Corp.,
7.00%, 08/01/2021 - 01/01/2022	2,627	2,639
6.50%, 02/01/2022 - 09/01/2022	4,100	4,181
6.00%, 10/01/2022	2,523	2,831
8.50%, 08/01/2031	27,331	31,600
Federal National Mortgage Association,
7.00%, 09/01/2021 - 12/01/2033	24,135	26,248
5.00%, 11/01/2021 - 12/01/2021	101	105
5.50%, 01/01/2022 - 02/01/2035	42,011	47,107
8.50%, 07/01/2032	2,668	2,677
7.50%, 03/01/2033	22,969	26,835
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(l)	4,041,463	102,310
Series K735, Class X1, IO, 1.10%, 05/25/2026(l)	6,794,457	281,105
Series K093, Class X1, IO, 0.95%, 05/25/2029(l)	45,712,392	3,038,087
Freddie Mac REMICs,
1.50%, 07/15/2023	81,876	82,413
5.00%, 09/15/2023	60,850	62,859
6.75%, 02/15/2024	7,480	7,877
6.50%, 02/15/2028 - 06/15/2032	94,193	109,162
0.54% (1 mo. USD LIBOR + 0.45%), 02/15/2029(h)	8,809	8,846
0.74% (1 mo. USD LIBOR + 0.65%), 07/15/2029(h)	14,019	14,150
1.09%, 02/15/2032 - 03/15/2032(h)	279,909	285,269
3.50%, 05/15/2032	97,564	104,717
0.59% (1 mo. USD LIBOR + 0.50%), 01/15/2033(h)	8,172	8,293
24.41% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(h)	142,459	238,961
4.00%, 06/15/2038 - 04/15/2040	143,319	154,592
3.00%, 05/15/2040	3,241	3,328
Principal Amount		Value

IO, 5.91%, 03/15/2024 - 04/15/2038(h)(n)	$303,348	$25,062
7.00%, 03/15/2028 - 04/15/2028(n)	49,628	7,226
8.61%, 07/17/2028(h)(n)	48,219	3,843
8.01% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(h)(n)	71,096	12,166
8.86% (8.95% - (1.00 x 1 mo. USD LIBOR)), 08/15/2029(h)(n)	34,644	5,495
6.96% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(h)(n)	311,415	56,618
6.61% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(h)(n)	549,150	90,066
6.66% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(h)(n)	37,556	5,849
6.63%, 05/15/2035(h)(n)	892,319	156,212
6.06% (6.15% - (1.00 x 1 mo. USD LIBOR)), 07/15/2035(h)(n)	703,375	88,749
6.91% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(h)(n)	180,488	35,759
5.98% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(h)(n)	313,903	56,398
6.16% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(h)(n)	144,645	25,124
Freddie Mac STRIPS,
IO, 7.00%, 04/01/2027 - 04/01/2030(n)	241,695	38,936
6.50%, 02/01/2028 - 06/01/2031(n)	61,963	10,090
7.50%, 12/15/2029(n)	67,228	12,179
6.00%, 12/15/2032(n)	121,968	18,697
Government National Mortgage Association,
ARM, 2.25% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 07/20/2027(h)	1,142	1,176
7.00%, 01/15/2028 - 01/20/2030	184,555	197,884
8.00%, 01/15/2028 - 09/15/2028	79,071	86,241
IO, 6.46% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(h)(n)	576,795	110,570
6.56% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(h)(n)	1,002,575	159,350
TBA, 2.50%, 09/01/2051(p)	30,200,000	31,338,389
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value

Uniform Mortgage-Backed Securities,
TBA, 2.00%, 09/01/2036(p)	$28,350,000	$29,378,346
2.50%, 09/01/2051(p)	40,000,000	41,582,812
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $113,055,437)		112,061,841
Affiliated Issuers–2.94%
United States–2.94%
Invesco Senior Loan ETF(b)(q) (Cost $73,116,189)	3,280,299	72,264,987
Variable Rate Senior Loan Interests–2.07%(r)(s)
Canada–0.11%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.09% (3 mo. USD LIBOR + 2.00%), 11/30/2023	1,357,891	1,350,157
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan, 2.84% (3 mo. USD LIBOR + 2.75%), 11/27/2025	1,329,428	1,317,796
		2,667,953
Colombia–1.22%
Avianca Holdings S.A., 09/15/2021(t)	144,017	146,717
Avianca Holdings S.A., Term Loan A-1, 12.11% (1 mo. USD LIBOR + 10.50%), 11/10/2021	16,252,414	16,557,147
Avianca Holdings S.A., Term Loan A-2, 10.65% (1 mo. USD LIBOR + 10.50%), 11/10/2021	13,000,000	13,243,750
		29,947,614
United States–0.74%
Claire’s Stores, Inc., Term Loan B, 6.59% (1 mo. USD LIBOR + 6.50%), 12/18/2026	188,126	182,214
Dun & Bradstreet Corp. (The), Term Loan, 3.34% (1 mo. USD LIBOR + 3.25%), 02/06/2026	1,030,002	1,022,596
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	1,366,575	1,338,048
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.39% (3 mo. USD LIBOR + 3.25%), 06/29/2025	1,364,134	1,346,305
Global Medical Response, Inc., Term Loan, 5.75% (1 mo. USD LIBOR + 4.75%), 10/02/2025	1,361,160	1,364,924
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	1,371,562	1,364,705
	Principal Amount	Value
United States–(continued)
IRB Holding Corp., First Lien Term Loan B, 4.25% (1 mo. USD LIBOR + 3.25%), 12/01/2027	$2,663,391	$2,658,397
PetSmart, Inc., First Lien Term Loan B, 4.50% (1 mo. USD LIBOR + 3.50%), 02/11/2028	1,879,000	1,880,644
Radiology Partners, Inc., First Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), 07/09/2025	1,370,000	1,368,287
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028(g)	2,713,667	2,696,707
SRS Distribution, Inc., Incremental Term Loan (1 mo. USD LIBOR + 4.50%), 05/25/2025(g)	133,468	133,634
Surgery Center Holdings, Inc., Term Loan (3 mo. USD LIBOR + 3.25%), 09/02/2024(g)	1,364,465	1,366,000
United Natural Foods, Inc., Term Loan B, 3.59% (3 mo. USD LIBOR + 3.50%), 10/22/2025	1,589,302	1,586,322
		18,308,783
Total Variable Rate Senior Loan Interests (Cost $49,885,989)		50,924,350

Agency Credit Risk Transfer Notes–1.24%
United States–1.24%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.94% (1 mo. USD LIBOR + 2.85%), 11/25/2029(h)	2,538,315	2,604,366
Series 2017-C07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 05/25/2030(h)	1,062,721	1,077,678
Series 2018-C04, Class 2M2, 2.64% (1 mo. USD LIBOR + 2.55%), 12/25/2030(h)	1,621,530	1,643,749
Series 2018-C06, Class 2M2, 2.19% (1 mo. USD LIBOR + 2.10%), 03/25/2031(h)	4,558,371	4,601,696
Series 2018-R07, Class 1M2, 2.49% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(h)	1,791,832	1,802,825
Series 2019-R02, Class 1M2, 2.39% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(h)	482,146	486,036
Series 2019-R03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(h)	1,014,576	1,020,759
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2016-DNA2, Class M3, STACR®, 4.74% (1 mo. USD LIBOR + 4.65%), 10/25/2028(h)	$1,673,561	$1,749,272
Series 2016-DNA3, Class M3, STACR®, 5.09% (1 mo. USD LIBOR + 5.00%), 12/25/2028(h)	5,579,146	5,816,938
Series 2017-DNA1, Class M2, STACR®, 3.34% (1 mo. USD LIBOR + 3.25%), 07/25/2029(h)	5,057,922	5,198,832
Series 2018-DNA1, Class M2, STACR®, 1.89% (1 mo. USD LIBOR + 1.80%), 07/25/2030(h)	2,638,744	2,655,746
Series 2019-HRP1, Class M2, STACR®, 1.49% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(h)	1,700,686	1,712,101
Total Agency Credit Risk Transfer Notes (Cost $29,446,064)		30,369,998
	Shares
Common Stocks & Other Equity Interests–0.02%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(a)(g)	1,681,848	2
United States–0.02%
ACNR Holdings, Inc.	2,129	53,225
Bonanza Creek Energy, Inc.	3,206	123,335
Claire’s Holdings LLC	614	139,685
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(g)	2,297	0
McDermott International Ltd.(u)	38,319	12,683
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(g)(u)	76,715	9,973
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(g)(u)	85,239	11,081
McDermott International Ltd., Wts., expiring 12/31/2049(g)	55,393	18,335
Party City Holdco, Inc.(u)	10,188	87,006
Sabine Oil & Gas Holdings, Inc.(g)(u)	2,509	3,414
Shares		Value
United States–(continued)
Windstream Services LLC, Wts., (1 mo. USD LIBOR + 1.20%)(h)	399	$6,085
		464,822
Total Common Stocks & Other Equity Interests (Cost $8,246,340)		464,824
Preferred Stocks–0.00%
United States–0.00%
Claire’s Holdings LLC, Series A, Pfd. (Cost $97,198)	195	45,987
Money Market Funds–6.55%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(q)(v)	56,244,432	56,244,432
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(q)(v)	40,158,531	40,174,594
Invesco Treasury Portfolio, Institutional Class, 0.01%(q)(v)	64,279,351	64,279,351
Total Money Market Funds (Cost $160,698,377)		160,698,377
Options Purchased–1.15%
(Cost $55,623,853)(w)		28,115,258
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-97.29% (Cost $2,406,701,553)		2,388,911,706
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.66%
Invesco Private Government Fund, 0.02%(q)(v)*	34,208,727	34,208,727
Invesco Private Prime Fund, 0.12%(q)(v)*	80,264,257	80,296,364
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $114,505,091)		114,505,091
TOTAL INVESTMENTS IN SECURITIES—101.95% (Cost $2,521,206,644)		2,503,416,797
OTHER ASSETS LESS LIABILITIES–(1.95)%		(47,983,553)
NET ASSETS–100.00%		$2,455,433,244
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLP	– Chile Peso
CNY	– Chinese Yuan Renminbi
Conv.	– Convertible
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
PIK	– Pay-in-Kind
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $961,458,331, which represented 39.16% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(h)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on July 31, 2021.
(i)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(j)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(k)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(m)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2021.
(n)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(o)	Principal amount of security and interest payments are adjusted for inflation.
(p)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(q)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Master Event-Linked Bond Fund, Class R6	$7,986,838	$-	$(7,608,739)	$(1,694,822)	$1,316,723	$-	$72,745
Invesco Senior Loan ETF	-	91,099,935	(17,999,907)	(851,202)	16,161	72,264,987	971,748
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,182,945	$629,482,570	$(597,421,083)	$-	$-	$56,244,432	$11,469
Invesco Liquid Assets Portfolio, Institutional Class	17,264,568	449,630,407	(426,720,802)	1,898	(1,477)	40,174,594	9,157
Invesco Treasury Portfolio, Institutional Class	27,637,651	719,408,651	(682,766,952)	-	-	64,279,351	4,851
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	65,694,714	(31,485,987)	-	-	34,208,727	858*
Invesco Private Prime Fund	-	137,086,493	(56,790,129)	-	-	80,296,364	11,985*
Total	$77,072,002	$2,092,402,770	$(1,820,793,599)	$(2,544,126)	$1,331,407	$347,468,455	$1,082,813

*	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

(r)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(s)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(t)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(u)	Non-income producing security.
(v)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(w)	The table below details options purchased.
*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus USD	Call	Bank of America, N.A.	11/02/2021	USD	1.30	EUR	5,750,000	$ 20,497
EUR versus USD	Call	Goldman Sachs International	08/11/2021	USD	1.25	EUR	5,040,000	251
EUR versus USD	Call	J.P. Morgan Chase Bank, N.A.	09/07/2021	USD	1.26	EUR	2,600,000	6,468
GBP versus USD	Call	Morgan Stanley and Co. International PLC	09/21/2021	USD	1.42	GBP	37,500,000	141,311
NZD versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.72	NZD	100,000,000	228,169
USD versus JPY	Call	Goldman Sachs International	04/06/2026	JPY	115.00	USD	43,000,000	907,773
USD versus JPY	Call	Goldman Sachs International	04/09/2026	JPY	115.00	USD	43,000,000	907,042
Subtotal — Foreign Currency Call Options Purchased								2,211,511
Currency Risk
EUR versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	8,750,000	166
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	2,400,000	9,685
EUR versus PLN	Put	Bank of America, N.A.	11/18/2021	PLN	4.28	EUR	720,000	10,980
EUR versus PLN	Put	Bank of America, N.A.	11/26/2021	PLN	4.28	EUR	720,000	12,403
EUR versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	7,500,000	25,089
USD versus BRL	Put	Bank of America, N.A.	08/12/2021	BRL	4.90	USD	50,000,000	15,150
USD versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	3,540,000	4
USD versus BRL	Put	Goldman Sachs International	10/07/2021	BRL	4.85	USD	3,600,000	469,436
USD versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	4.60	USD	3,600,000	236,423
USD versus BRL	Put	Goldman Sachs International	12/21/2021	BRL	4.50	USD	2,880,000	120,701
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	3,700,000	584,977
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	3,700,000	601,920
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
USD versus BRL	Put	Morgan Stanley and Co. International PLC	09/23/2021	BRL	4.60	USD	6,250,000	$94,019
USD versus CAD	Put	Bank of America, N.A.	08/05/2021	CAD	1.20	USD	3,000,000	66
USD versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.19	USD	45,000,000	275,850
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	10/15/2021	CLP	705.00	USD	60,000,000	134,760
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/07/2021	CLP	702.00	USD	76,000,000	118,636
USD versus CLP	Put	Morgan Stanley and Co. International PLC	10/15/2021	CLP	735.00	USD	50,000,000	120,800
USD versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.34	USD	75,000,000	29,625
USD versus CNH	Put	Bank of America, N.A.	10/26/2021	CNH	6.21	USD	3,600,000	64,505
USD versus CNH	Put	Goldman Sachs International	05/17/2022	CNH	6.25	USD	3,600,000	314,899
USD versus CNH	Put	Standard Chartered Bank PLC	08/26/2021	CNH	6.45	USD	50,000,000	128,300
USD versus COP	Put	Bank of America, N.A.	10/26/2021	COP	3,700.00	USD	50,000,000	386,700
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,450.00	USD	60,000,000	15,660
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/27/2021	COP	3,477.00	USD	75,000,000	33,450
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	63,000,000	63
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	74,000,000	584,674
USD versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,135.00	USD	37,500,000	326,250
USD versus KRW	Put	Standard Chartered Bank PLC	09/16/2021	KRW	1,110.00	USD	50,000,000	16,350
USD versus MXN	Put	Goldman Sachs International	08/16/2021	MXN	19.80	USD	72,000,000	318,888
USD versus MXN	Put	Goldman Sachs International	08/26/2021	MXN	19.50	USD	72,000,000	137,160
USD versus MXN	Put	Goldman Sachs International	08/30/2021	MXN	19.50	USD	75,000,000	147,900
USD versus MXN	Put	Goldman Sachs International	12/14/2021	MXN	19.25	USD	2,520,000	505,714
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	75,000,000	1,649,625
USD versus RUB	Put	Bank of America, N.A.	09/10/2021	RUB	69.00	USD	1,460,000	34,761
USD versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	72.50	USD	25,000,000	164,800
USD versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	73.00	USD	72,000,000	1,195,632
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	36,000,000	996,588
USD versus RUB	Put	Morgan Stanley and Co. International PLC	10/27/2021	RUB	72.00	USD	60,000,000	563,640
USD versus SEK	Put	J.P. Morgan Chase Bank, N.A.	08/05/2021	SEK	8.26	USD	30,000,000	30
USD versus SGD	Put	Goldman Sachs International	10/26/2021	SGD	1.35	USD	50,000,000	287,350
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	08/19/2021	ZAR	13.95	USD	50,000,000	18,600
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/09/2021	ZAR	13.50	USD	50,000,000	9,600
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	09/10/2021	ZAR	14.30	USD	50,000,000	123,600
Subtotal — Foreign Currency Put Options Purchased								10,885,429
Total Foreign Currency Options Purchased								$13,096,940

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	0.35%	Pay	6 Month EUR LIBOR	Semi-Annually	07/29/2022	EUR	180,000,000	$18,769
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.50	Pay	3 Month USD LIBOR	Quarterly	06/30/2022	USD	238,500,000	3,346,587
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.15	Pay	3 Month USD LIBOR	Quarterly	07/14/2022	USD	90,000,000	2,657,811
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.50	Pay	3 Month USD LIBOR	Quarterly	07/10/2023	USD	270,000,000	8,947,735
Total Interest Rate Swaptions Purchased										$14,970,902

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.

Open Over-The-Counter Credit Default Swaptions Purchased(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Notional Value	Value
Credit Risk
J.P. Morgan Chase Bank, N.A.	Put	96.50%	Markit CDX Emerging Markets Index, Series 35, Version 1	(1.00)%	Quarterly	08/18/2021	1.660%	36,000,000	$47,416

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Credit Default Swaptions Written(a)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
J.P. Morgan Chase Bank, N.A.	Call	97.50%	Markit CDX Emerging Markets Index, Series 35, Version 1	1.00%	Quarterly	08/18/2021	1.660%	$(97,200)	USD	36,000,000	$(10,327)	$86,873
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swaptions Written(a)—(continued)
Counterparty	Type of Contract	Exercise Rate	Reference Entity	(Pay)/ Receive Fixed Rate	Payment Frequency	Expiration Date	Implied Credit Spread(b)	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Credit Risk
Goldman Sachs International	Put	107.50	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	08/18/2021	2.920%	$(248,400)	USD	72,000,000	$(122,810)	$125,590
J.P. Morgan Chase Bank, N.A.	Put	300.00	Markit iTraxx Europe Crossover Index, Series 35, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(196,559)	EUR	36,000,000	(94,620)	101,939
J.P. Morgan Chase Bank, N.A.	Put	300.00	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(172,798)	EUR	36,000,000	(94,619)	78,179
J.P. Morgan Chase Bank, N.A.	Put	325.00	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.360	(178,424)	EUR	72,000,000	(134,725)	43,699
J.P. Morgan Chase Bank, N.A.	Put	95.00	Markit CDX Emerging Markets Index, Series 35, Version 1	(1.00)	Quarterly	08/18/2021	1.660	(39,600)	USD	36,000,000	(11,108)	28,492
J.P. Morgan Chase Bank, N.A.	Put	108.00	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.920	(442,800)	USD	72,000,000	(467,821)	(25,021)
J.P. Morgan Chase Bank, N.A.	Put	107.50	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.920	(116,100)	USD	27,000,000	(145,197)	(29,097)
Morgan Stanley and Co. International PLC	Put	108.50	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	08/18/2021	2.920	(894,600)	USD	126,000,000	(439,270)	455,330
Morgan Stanley and Co. International PLC	Put	108.00	Markit CDX North America High Yield Index, Series 36, Version 1	(5.00)	Quarterly	09/15/2021	2.920	(189,000)	USD	27,000,000	(175,433)	13,567
Subtotal — Credit Default Put Swaptions Written								(2,478,281)			(1,685,603)	792,678
Total Credit Default Swaptions Written								$(2,575,481)			$(1,695,930)	$879,551

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
NZD versus USD	Call	Bank of America, N.A.	10/14/2021	USD	0.74	$(185,031)	NZD	100,000,000	$(61,449)	$123,582
USD versus BRL	Call	Bank of America, N.A.	08/12/2021	BRL	5.28	(317,000)	USD	50,000,000	(355,500)	(38,500)
USD versus CAD	Call	Goldman Sachs International	05/12/2022	CAD	1.27	(528,750)	USD	45,000,000	(724,185)	(195,435)
USD versus CNH	Call	Standard Chartered Bank PLC	10/14/2021	CNH	6.60	(272,025)	USD	39,000,000	(140,439)	131,586
USD versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(349,398)	USD	42,000,000	(42)	349,356
USD versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(887,334)	USD	74,000,000	(469,382)	417,952
USD versus MXN	Call	Goldman Sachs International	09/14/2021	MXN	20.75	(612,360)	USD	2,520,000	(374,356)	238,004
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(1,710,375)	USD	75,000,000	(368,550)	1,341,825
USD versus RUB	Call	Goldman Sachs International	12/17/2021	RUB	77.50	(1,415,520)	USD	72,000,000	(1,324,944)	90,576
USD versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(979,560)	USD	36,000,000	(331,956)	647,604
USD versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	14.50	(1,340,280)	USD	54,750,000	(2,396,627)	(1,056,347)
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	08/24/2021	ZAR	15.00	(321,000)	USD	30,000,000	(220,680)	100,320
Subtotal — Foreign Currency Call Options Written						(8,918,633)			(6,768,110)	2,150,523
Currency Risk
USD versus BRL	Put	Bank of America, N.A.	08/12/2021	BRL	4.72	(218,250)	USD	75,000,000	(1,050)	217,200
USD versus CAD	Put	Goldman Sachs International	05/12/2022	CAD	1.13	(243,000)	USD	45,000,000	(60,480)	182,520
USD versus CNH	Put	Bank of America, N.A.	09/06/2021	CNH	6.25	(93,750)	USD	75,000,000	(5,925)	87,825
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,185.00	(231,000)	USD	60,000,000	(840)	230,160
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(133,749)	USD	63,000,000	(63)	133,686
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(361,342)	USD	74,000,000	(85,174)	276,168
USD versus KRW	Put	Goldman Sachs International	11/01/2021	KRW	1,100.00	(49,125)	USD	37,500,000	(49,125)	—
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(673,800)	USD	75,000,000	(125,250)	548,550
USD versus RUB	Put	Goldman Sachs International	09/06/2021	RUB	71.00	(309,750)	USD	50,000,000	(93,700)	216,050
USD versus RUB	Put	Goldman Sachs International	12/17/2021	RUB	70.00	(561,960)	USD	72,000,000	(372,744)	189,216
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(345,600)	USD	36,000,000	(120,708)	224,892
USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(150,480)	USD	60,000,000	(60)	150,420
USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.00	(615,937)	USD	54,750,000	(68,656)	547,281
Subtotal — Foreign Currency Put Options Written						(3,987,743)			(983,775)	3,003,968
Total – Foreign Currency Options Written						$(12,906,376)			$(7,751,885)	$5,154,491

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Call	Bank of America, N.A.	0.85%	3 Month USD LIBOR	Receive	Quarterly	07/05/2022	$(2,379,600)	USD	540,000,000	$(3,902,688)	$(1,523,088)
5 Year Interest Rate Swap	Call	Goldman Sachs International	0.85	3 Month USD LIBOR	Receive	Quarterly	03/28/2022	(2,409,000)	USD	657,000,000	(4,543,056)	(2,134,056)
3 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	0.60	3 Month USD LIBOR	Receive	Quarterly	04/28/2022	(1,256,400)	USD	540,000,000	(1,833,764)	(577,364)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.25	3 Month USD LIBOR	Receive	Quarterly	10/18/2021	(1,687,500)	USD	180,000,000	(1,916,588)	(229,088)
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	0.85	3 Month USD LIBOR	Receive	Quarterly	06/24/2022	(1,116,000)	USD	270,000,000	(1,935,603)	(819,603)
10 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.35	3 Month USD LIBOR	Receive	Quarterly	09/14/2021	(1,120,500)	USD	180,000,000	(2,425,068)	(1,304,568)
Subtotal—Interest Rate Call Swaptions Written								(9,969,000)			(16,556,767)	(6,587,767)
Interest Rate Risk
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.00	3 Month USD LIBOR	Pay	Quarterly	06/05/2023	(2,541,600)	USD	108,000,000	(1,646,053)	895,547
Total Open Over-The-Counter Interest Rate Swaptions Written								$(12,510,600)			$(18,202,820)	$(5,692,220)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Euro-OAT	99	September-2021	$19,034,464	$65,008	$65,008
U.S. Treasury 2 Year Notes	515	September-2021	113,637,969	(5,038)	(5,038)
U.S. Treasury 10 Year Notes	893	September-2021	120,066,641	839,858	839,858
Subtotal—Long Futures Contracts				899,828	899,828
Short Futures Contracts
Interest Rate Risk
Euro-Bobl	16	September-2021	(2,569,132)	(23,893)	(23,893)
Euro-Bund	165	September-2021	(34,560,251)	(166,065)	(166,065)
Long Gilt	40	September-2021	(7,216,329)	(155,193)	(155,193)
U.S. Treasury 5 Year Notes	340	September-2021	(42,311,407)	(352,687)	(352,687)
U.S. Treasury 10 Year Ultra Bonds	382	September-2021	(57,395,500)	(1,380,536)	(1,380,536)
U.S. Treasury Long Bond	219	September-2021	(36,073,406)	(1,692,592)	(1,692,592)
U.S. Treasury Ultra Bonds	353	September-2021	(70,434,531)	(391,491)	(391,491)
Subtotal—Short Futures Contracts				(4,162,457)	(4,162,457)
Total Futures Contracts				$(3,262,629)	$(3,262,629)

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/15/2021	Bank of America, N.A.	AUD	28,714,000	USD	22,252,489	$1,176,449
09/15/2021	Bank of America, N.A.	CAD	22,440,739	USD	18,576,309	589,536
09/15/2021	Bank of America, N.A.	EUR	21,974,000	USD	26,844,538	755,913
09/15/2021	Bank of America, N.A.	GBP	19,881,534	USD	28,104,537	466,274
09/15/2021	Bank of America, N.A.	SEK	444,112,145	USD	52,000,000	391,927
09/15/2021	Bank of America, N.A.	USD	2,360,866	EUR	1,990,000	1,761
09/15/2021	Bank of America, N.A.	USD	13,419,355	MXN	270,540,906	93,248
09/15/2021	Bank of America, N.A.	USD	12,500,000	ZAR	184,350,000	14,564
03/24/2022	Bank of America, N.A.	USD	440,000	RUB	35,275,900	23,184
08/03/2021	Citibank, N.A.	BRL	257,344,394	USD	50,782,037	1,371,124
09/15/2021	Citibank, N.A.	EUR	105,515,000	USD	128,908,731	3,636,080
09/15/2021	Citibank, N.A.	GBP	9,281,000	USD	13,158,593	256,636
09/15/2021	Citibank, N.A.	INR	8,010,099,650	USD	108,626,986	1,443,994
09/15/2021	Citibank, N.A.	MXN	2,100,000	USD	105,192	304
09/15/2021	Citibank, N.A.	USD	24,303,755	EUR	20,505,000	40,800
09/15/2021	Goldman Sachs International	COP	12,200,000,000	USD	3,173,777	35,047
09/15/2021	Goldman Sachs International	EUR	16,512,000	USD	20,172,562	568,695
09/15/2021	Goldman Sachs International	KRW	7,361,900,000	USD	6,500,000	119,494
09/15/2021	Goldman Sachs International	MXN	216,540,000	USD	10,847,284	31,844
09/15/2021	Goldman Sachs International	USD	20,091,198	MXN	405,000,000	137,182
09/15/2021	Goldman Sachs International	USD	5,438,935	RUB	407,200,000	95,277
09/15/2021	Goldman Sachs International	ZAR	204,295,000	USD	13,929,743	61,216
11/30/2021	Goldman Sachs International	RUB	294,287,400	USD	3,960,000	17,425
05/13/2022	Goldman Sachs International	CAD	25,128,195	USD	20,786,000	651,649
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	42,144,165	EUR	36,225,000	850,120
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	40,072,873	NOK	382,538,562	3,230,650
09/15/2021	J.P. Morgan Chase Bank, N.A.	AUD	15,046,000	USD	11,674,312	630,567
09/15/2021	J.P. Morgan Chase Bank, N.A.	CAD	70,105,267	USD	58,078,249	1,887,250
09/15/2021	J.P. Morgan Chase Bank, N.A.	CLP	11,452,612,456	USD	15,967,392	894,944
09/15/2021	J.P. Morgan Chase Bank, N.A.	CNY	232,660,000	USD	36,224,359	360,440
09/15/2021	J.P. Morgan Chase Bank, N.A.	COP	164,236,300,000	USD	45,703,715	3,450,158
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	231,340,316	USD	282,756,776	8,098,059
09/15/2021	J.P. Morgan Chase Bank, N.A.	GBP	22,523,063	USD	31,870,269	559,893
09/15/2021	J.P. Morgan Chase Bank, N.A.	MXN	473,837,000	USD	23,736,837	70,282
09/15/2021	J.P. Morgan Chase Bank, N.A.	NOK	75,055,972	USD	9,106,018	609,519
09/15/2021	J.P. Morgan Chase Bank, N.A.	SEK	233,246,644	USD	28,284,286	1,179,848
09/15/2021	J.P. Morgan Chase Bank, N.A.	THB	115,000,000	USD	3,681,473	183,379
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	96,171,969	EUR	81,481,000	566,322
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	4,005,275	IDR	58,465,000,000	25,248
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	14,897,031	INR	1,114,000,000	9,382
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	24,514,000	NOK	219,086,521	287,071
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	18,491,664	ZAR	274,075,962	113,929
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	1,018,665,000	USD	73,850,554	4,698,678
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	13,500,000	MXN	280,724,400	283,853
08/02/2021	Morgan Stanley and Co. International PLC	BRL	217,070,000	USD	42,494,341	816,234
08/03/2021	Morgan Stanley and Co. International PLC	BRL	254,644,393	USD	49,681,546	789,041
08/26/2021	Morgan Stanley and Co. International PLC	EUR	19,210,000	USD	22,975,160	177,191
08/26/2021	Morgan Stanley and Co. International PLC	USD	22,980,000	BRL	124,161,170	785,784
09/02/2021	Morgan Stanley and Co. International PLC	BRL	233,557,844	USD	45,000,644	338,794
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	Morgan Stanley and Co. International PLC	COP	96,750,000,000	USD	25,000,000	$108,842
09/15/2021	Morgan Stanley and Co. International PLC	EUR	1,086,484	USD	1,328,760	38,833
09/15/2021	Morgan Stanley and Co. International PLC	GBP	10,921,000	USD	15,453,266	271,468
09/15/2021	Morgan Stanley and Co. International PLC	IDR	80,974,000,000	USD	5,620,072	37,800
09/15/2021	Morgan Stanley and Co. International PLC	MXN	1,046,267,864	USD	52,441,350	183,809
09/15/2021	Morgan Stanley and Co. International PLC	RUB	4,643,609,560	USD	63,508,866	398,062
09/15/2021	Morgan Stanley and Co. International PLC	USD	12,580,645	MXN	253,770,481	94,332
09/15/2021	Morgan Stanley and Co. International PLC	USD	25,000,000	RUB	1,876,000,000	496,517
08/02/2021	Royal Bank of Canada	BRL	42,700,000	USD	8,236,671	38,140
08/03/2021	Royal Bank of Canada	BRL	42,700,000	USD	8,337,238	138,707
09/15/2021	Royal Bank of Canada	CAD	60,552,000	USD	50,127,484	1,593,651
09/15/2021	Royal Bank of Canada	EUR	67,317,828	USD	82,236,805	2,313,736
09/15/2021	Royal Bank of Canada	JPY	93,526,076	USD	855,563	2,758
09/15/2021	Royal Bank of Canada	USD	2,989,169	EUR	2,520,000	2,701
09/15/2021	Royal Bank of Scotland PLC	EUR	350,000	USD	427,480	11,942
09/15/2021	Royal Bank of Scotland PLC	USD	415,121	EUR	350,000	416
09/15/2021	Standard Chartered Bank PLC	KRW	6,794,400,000	USD	6,000,000	111,342
09/15/2021	Standard Chartered Bank PLC	USD	10,490,375	IDR	153,533,100,000	94,054
09/15/2021	Standard Chartered Bank PLC	USD	14,696,059	INR	1,100,000,000	23,020
11/10/2021	Standard Chartered Bank PLC	USD	33,499,170	CNY	227,121,020	1,350,169
Subtotal—Appreciation						50,186,558
Currency Risk
08/30/2021	Bank of America, N.A.	EUR	36,421,200	USD	42,777,792	(449,356)
09/15/2021	Bank of America, N.A.	CNY	58,419,000	USD	9,000,000	(5,133)
09/15/2021	Bank of America, N.A.	EUR	42,000,000	USD	49,769,580	(94,907)
09/15/2021	Bank of America, N.A.	USD	36,660,199	AUD	48,394,896	(1,138,407)
09/15/2021	Bank of America, N.A.	USD	25,942,961	CZK	540,430,800	(819,725)
09/15/2021	Bank of America, N.A.	USD	75,068,537	EUR	61,563,471	(1,977,326)
09/15/2021	Bank of America, N.A.	USD	11,429,528	INR	853,500,000	(8,860)
09/15/2021	Bank of America, N.A.	USD	43,595,139	JPY	4,765,646,262	(140,279)
09/15/2021	Bank of America, N.A.	USD	1,010,633	MXN	20,179,807	(2,719)
09/15/2021	Bank of America, N.A.	USD	43,882,277	NOK	362,379,845	(2,860,089)
09/15/2021	Bank of America, N.A.	USD	26,000,000	NZD	37,103,104	(154,732)
09/15/2021	Bank of America, N.A.	USD	80,863,449	SEK	667,010,248	(3,353,491)
08/03/2021	Citibank, N.A.	USD	50,249,145	BRL	257,344,393	(838,230)
09/15/2021	Citibank, N.A.	USD	10,716,392	EUR	8,880,000	(173,615)
09/15/2021	Citibank, N.A.	USD	51,793,222	INR	3,819,206,261	(688,495)
09/15/2021	Citibank, N.A.	USD	13,048,500	MXN	260,493,738	(37,719)
08/19/2021	Goldman Sachs International	USD	10,900,000	BRL	55,120,210	(339,081)
08/24/2021	Goldman Sachs International	RUB	466,800,000	USD	6,000,000	(368,903)
09/03/2021	Goldman Sachs International	BRL	38,233,541	USD	7,185,000	(125,149)
09/15/2021	Goldman Sachs International	CNY	88,981,500	USD	13,700,000	(16,261)
09/15/2021	Goldman Sachs International	EUR	11,580,115	USD	13,705,854	(42,634)
09/15/2021	Goldman Sachs International	MXN	1,156,942,220	USD	57,406,374	(378,976)
09/15/2021	Goldman Sachs International	RUB	407,000,000	USD	5,436,263	(95,230)
09/15/2021	Goldman Sachs International	USD	3,186,784	COP	12,250,000,000	(35,191)
09/15/2021	Goldman Sachs International	USD	7,911,900	EUR	6,476,188	(223,049)
09/15/2021	Goldman Sachs International	USD	24,703,966	KRW	27,581,977,500	(798,863)
09/15/2021	Goldman Sachs International	USD	15,651,388	MXN	312,442,400	(45,947)
11/12/2021	Goldman Sachs International	TRY	93,450,000	USD	10,500,000	(34,821)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
11/12/2021	Goldman Sachs International	USD	11,208,408	TRY	93,450,000	$(673,588)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	378,550,000	USD	42,143,994	(708,022)
09/15/2021	J.P. Morgan Chase Bank, N.A.	EUR	1,489,885	USD	1,761,015	(7,851)
09/15/2021	J.P. Morgan Chase Bank, N.A.	IDR	15,803,237,500	USD	1,082,636	(6,824)
09/15/2021	J.P. Morgan Chase Bank, N.A.	JPY	4,516,654,300	USD	41,000,000	(184,462)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	53,115,085	AUD	68,455,391	(2,868,916)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	50,000,000	CAD	62,272,000	(87,547)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	51,313,903	CNY	329,576,372	(510,584)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	21,866,926	COP	78,578,800,001	(1,650,727)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	93,534,427	EUR	78,046,306	(873,975)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	9,460,730	GBP	6,686,000	(166,205)
09/15/2021	J.P. Morgan Chase Bank, N.A.	USD	1,391,452	JPY	152,043,575	(5,065)
09/15/2021	J.P. Morgan Chase Bank, N.A.	ZAR	88,500,000	USD	5,978,154	(29,651)
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	421,076,475	USD	20,250,000	(425,282)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	4,517,212	MXN	91,460,000	(26,434)
08/02/2021	Morgan Stanley and Co. International PLC	USD	42,202,360	BRL	217,070,000	(524,253)
08/03/2021	Morgan Stanley and Co. International PLC	USD	49,297,149	BRL	254,644,393	(404,642)
09/02/2021	Morgan Stanley and Co. International PLC	USD	20,861,168	BRL	108,271,550	(157,057)
09/15/2021	Morgan Stanley and Co. International PLC	USD	144,296	AUD	186,000	(7,772)
09/15/2021	Morgan Stanley and Co. International PLC	USD	57,008,552	CAD	68,829,389	(1,840,199)
09/15/2021	Morgan Stanley and Co. International PLC	USD	25,000,000	CLP	18,846,875,000	(196,179)
09/15/2021	Morgan Stanley and Co. International PLC	USD	333,373	IDR	4,803,237,500	(2,242)
09/15/2021	Morgan Stanley and Co. International PLC	USD	9,861,949	INR	735,800,000	(16,223)
09/15/2021	Morgan Stanley and Co. International PLC	USD	7,418,022	JPY	810,479,971	(27,777)
09/15/2021	Morgan Stanley and Co. International PLC	USD	20,200,000	MXN	403,546,700	(44,207)
09/15/2021	Morgan Stanley and Co. International PLC	USD	27,233,002	NOK	224,518,600	(1,817,007)
09/15/2021	Morgan Stanley and Co. International PLC	USD	26,000,000	NZD	37,086,168	(166,529)
09/15/2021	Morgan Stanley and Co. International PLC	USD	497,443	SEK	4,096,764	(21,378)
08/02/2021	Royal Bank of Canada	USD	8,425,082	BRL	42,700,000	(226,551)
08/03/2021	Royal Bank of Canada	USD	8,235,255	BRL	42,700,000	(36,723)
09/15/2021	Royal Bank of Canada	GBP	4,540,000	USD	6,306,786	(4,482)
09/15/2021	Royal Bank of Canada	USD	11,077,532	GBP	7,825,000	(199,629)
09/15/2021	Standard Chartered Bank PLC	CNY	103,036,414	USD	15,833,000	(49,788)
09/15/2021	Standard Chartered Bank PLC	IDR	186,227,000,000	USD	12,706,537	(131,780)
09/15/2021	Standard Chartered Bank PLC	USD	36,317,201	COP	139,990,100,000	(301,535)
09/15/2021	Standard Chartered Bank PLC	USD	9,863,271	INR	735,800,000	(17,545)
11/10/2021	Standard Chartered Bank PLC	CNY	197,918,880	USD	29,140,000	(1,228,577)
Subtotal—Depreciation						(30,894,396)
Total Forward Foreign Currency Contracts						$19,292,162

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Brazil Government International Bonds	Buy	(1.00)%	Quarterly	06/20/2026	1.745%	USD	9,000,000	$1,194,988	$1,277,423	$82,435
Markit iTraxx Europe Index, Series 35, Version 1	Sell	1.00	Quarterly	06/20/2026	0.466	EUR	22,200,000	147,059	149,541	2,482
Markit iTraxx Europe Senior Financials Index, Series 35, Version 1	Sell	1.00	Quarterly	06/20/2026	0.543	EUR	36,000,000	818,388	959,539	141,151
Subtotal - Appreciation								2,160,435	2,386,503	226,068
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements—(continued)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Host Hotels & Resorts, L.P.	Buy	(1.00)%	Quarterly	12/20/2023	0.670%	USD	3,700,000	$23,932	$(74,565)	$(98,497)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.534	EUR	5,475,000	(191,969)	(298,991)	(107,022)
Indonesia Government International Bonds	Buy	(1.00)	Quarterly	06/20/2026	0.814	USD	11,525,000	(90,177)	(119,259)	(29,082)
Markit iTraxx Europe Sub Financials, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.029	EUR	23,125,000	331,461	66,152	(265,309)
South Africa Republic International Bonds	Buy	(1.00)	Quarterly	06/20/2023	0.973	USD	16,900,000	63,613	(7,723)	(71,336)
BNP Paribas S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.487	EUR	9,000,000	(152,116)	(163,327)	(11,211)
Societe Generale S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.558	EUR	9,000,000	(124,157)	(141,099)	(16,942)
Credit Agricole S.A.	Buy	(1.00)	Quarterly	06/20/2026	0.453	EUR	9,000,000	(272,810)	(289,625)	(16,815)
Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.566	EUR	6,570,000	335,654	331,744	(3,910)
South Africa Republic International Bonds	Sell	1.00	Quarterly	06/20/2026	2.026	USD	3,700,000	(117,948)	(125,978)	(8,030)
Colombia Government International Bonds	Sell	1.00	Quarterly	06/20/2026	2.026	USD	1,800,000	(387,636)	(397,116)	(9,480)
Subtotal - Depreciation								(582,153)	(1,219,787)	(637,634)
Total Centrally Cleared Credit Default Swap Agreements								$1,578,282	$1,166,716	$(411,566)

(a)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	FBIL Overnight MIBOR	At Maturity	4.62%	At Maturity	04/29/2023	INR	8,730,000,000	$—	$57,863	$57,863
Pay	FBIL Overnight MIBOR	At Maturity	4.62	At Maturity	04/25/2023	INR	8,030,000,000	—	69,401	69,401
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	321,750,000	—	82,610	82,610
Receive	3 Month JIBAR	Quarterly	(6.75)	Quarterly	02/15/2031	ZAR	68,625,000	—	106,056	106,056
Pay	BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	119,056,885	—	130,391	130,391
Pay	3 Month WIBOR	Quarterly	0.61	Annually	08/25/2022	PLN	396,000,000	—	155,574	155,574
Pay	28 Day MXN TIIE	28 Day	7.08	28 Day	06/16/2031	MXN	187,090,000	—	161,578	161,578
Pay	FBIL Overnight MIBOR	At Maturity	4.69	At Maturity	04/08/2023	INR	5,840,000,000	—	172,379	172,379
Pay	3 Month WIBOR	Quarterly	0.63	Annually	08/23/2022	PLN	415,000,000	—	187,162	187,162
Pay	28 Day MXN TIIE	28 Day	6.60	28 Day	07/12/2023	MXN	1,358,000,000	—	197,728	197,728
Pay	28 Day MXN TIIE	28 Day	6.59	28 Day	06/23/2023	MXN	1,521,000,000	—	232,049	232,049
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	145,000,000	—	250,342	250,342
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(6.70)%	Quarterly	01/27/2031	ZAR	148,000,000	$—	$254,624	$254,624
Pay	3 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	29,197,000,000	—	267,247	267,247
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	136,500,000	—	287,643	287,643
Receive	3 Month CZK PRIBOR	Quarterly	(1.28)	Annually	10/20/2022	CZK	4,666,500,000	—	419,539	419,539
Receive	28 Day MXN TIIE	28 Day	(5.62)	28 Day	01/29/2031	MXN	187,500,000	—	820,366	820,366
Receive	28 Day MXN TIIE	28 Day	(5.63)	28 Day	05/29/2031	MXN	187,500,000	—	847,709	847,709
Receive	28 Day MXN TIIE	28 Day	(5.50)	28 Day	11/29/2030	MXN	186,650,000	—	878,589	878,589
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	22,500,000,000	—	1,220,099	1,220,099
Pay	1 Month BZDIOVRA	At Maturity	8.68	At Maturity	01/04/2027	BRL	56,292,938	—	1,231,356	1,231,356
Receive	28 Day MXN TIIE	28 Day	(5.53)	28 Day	05/29/2031	MXN	326,250,000	—	1,606,641	1,606,641
Receive	3 Month USD LIBOR	Quarterly	(1.20)	Semi-Annually	08/23/2031	USD	645,696,000	(1,046,268)	4,617,643	5,663,911
Subtotal — Appreciation								(1,046,268)	14,254,589	15,300,857
Interest Rate Risk
Receive	3 Month CDOR	Semi-Annually	(1.86)	Semi-Annually	06/21/2031	CAD	240,060,000	7,480	(3,668,582)	(3,676,062)
Pay	28 Day MXN TIIE	28 Day	4.81	28 Day	07/23/2025	MXN	982,000,000	—	(2,609,334)	(2,609,334)
Pay	BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	717,750,992	—	(2,154,981)	(2,154,981)
Receive	3 Month CDOR	Semi-Annually	(1.87)	Semi-Annually	06/21/2031	CAD	104,000,000	3,258	(1,646,469)	(1,649,727)
Pay	3 Month CDOR	Quarterly	1.14	Semi-Annually	02/24/2024	CAD	1,091,350,000	—	(1,577,585)	(1,577,585)
Pay	3 Month USD LIBOR	Quarterly	1.04	Semi-Annually	06/28/2027	USD	648,468,000	990,350	(479,224)	(1,469,574)
Pay	3 Month CDOR	Semi-Annually	0.98	Semi-Annually	02/16/2024	CAD	465,375,000	—	(1,226,656)	(1,226,656)
Pay	3 Month USD LIBOR	Quarterly	0.80	Semi-Annually	08/23/2026	USD	1,083,960,000	697,846	(335,822)	(1,033,668)
Pay	3 Month CDOR	Semi-Annually	1.04	Semi-Annually	02/18/2024	CAD	465,375,000	—	(1,023,169)	(1,023,169)
Pay	BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	50,267,476	—	(873,048)	(873,048)
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	429,450,000	—	(848,456)	(848,456)
Pay	28 Day MXN TIIE	28 Day	4.80	28 Day	07/23/2025	MXN	223,500,000	—	(597,103)	(597,103)
Pay	28 Day MXN TIIE	28 Day	5.41	28 Day	04/27/2023	MXN	1,518,000,000	—	(568,585)	(568,585)
Pay	3 Month KORIBOR	Quarterly	1.19	Quarterly	03/14/2023	KRW	40,900,000,000	—	(549,022)	(549,022)
Pay	28 Day MXN TIIE	28 Day	5.02	28 Day	04/03/2023	MXN	766,500,000	—	(466,840)	(466,840)
Pay	28 Day MXN TIIE	28 Day	5.58	28 Day	04/03/2023	MXN	1,570,000,000	—	(441,230)	(441,230)
Pay	28 Day MXN TIIE	28 Day	5.40	28 Day	04/05/2023	MXN	1,167,500,000	—	(426,595)	(426,595)
Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	48,460,000,000	—	(410,938)	(410,938)
Pay	28 Day MXN TIIE	28 Day	5.44	28 Day	04/05/2023	MXN	1,167,500,000	—	(404,445)	(404,445)
Pay	28 Day MXN TIIE	28 Day	5.67	28 Day	05/11/2023	MXN	1,548,000,000	—	(401,245)	(401,245)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	28 Day MXN TIIE	28 Day	4.75%	28 Day	06/10/2022	MXN	1,440,000,000	$—	$(381,172)	$(381,172)
Pay	BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	57,988,470	—	(356,433)	(356,433)
Receive	3 Month KORIBOR	Quarterly	(1.75)	Quarterly	06/16/2027	KRW	41,040,000,000	—	(292,933)	(292,933)
Pay	BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	57,899,421	—	(279,321)	(279,321)
Receive	6 Month WIBOR	Semi-Annually	(1.61)	Annually	05/25/2026	PLN	81,700,000	—	(234,617)	(234,617)
Receive	6 Month WIBOR	Semi-Annually	(1.58)	Annually	05/21/2026	PLN	83,000,000	—	(210,865)	(210,865)
Pay	3 Month CZK PRIBOR	Quarterly	0.61	Annually	01/20/2022	CZK	4,641,000,000	—	(197,780)	(197,780)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	108,925,000	—	(196,331)	(196,331)
Receive	3 Month JIBAR	Quarterly	(7.32)	Quarterly	07/15/2031	ZAR	206,100,000	—	(172,185)	(172,185)
Pay	28 Day MXN TIIE	28 Day	5.74	28 Day	03/24/2023	MXN	803,000,000	—	(156,731)	(156,731)
Pay	3 Month USD LIBOR	Quarterly	0.71	Semi-Annually	05/03/2025	USD	252,000,000	—	(125,625)	(125,625)
Pay	28 Day MXN TIIE	28 Day	4.42	28 Day	09/17/2021	MXN	6,195,000,000	—	(65,273)	(65,273)
Receive	6 Month WIBOR	Semi-Annually	(1.45)	Annually	05/05/2026	PLN	55,700,000	—	(58,605)	(58,605)
Pay	6 Month WIBOR	Quarterly	0.85	Annually	05/04/2023	PLN	273,600,000	—	(46,903)	(46,903)
Receive	6 Month WIBOR	Semi-Annually	(1.44)	Annually	05/04/2026	PLN	56,160,000	—	(46,547)	(46,547)
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	51,150,000	324	(17,839)	(18,163)
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	741,375,000	—	(15,323)	(15,323)
Pay	3 Month KORIBOR	Quarterly	1.51	Quarterly	06/16/2023	KRW	2,300,000,000	—	(7,749)	(7,749)
Subtotal — Depreciation								1,699,258	(23,571,561)	(25,270,819)
Total Centrally Cleared Interest Rate Swap Agreements								$652,990	$(9,316,972)	$(9,969,962)

(a)	Centrally cleared swap agreements collateralized by $63,011,896 cash held with Counterparties.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.438%	EUR	7,500,000	$100,131	$172,321	$72,190
Goldman Sachs International	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.741	USD	46,800,000	7,474,709	7,556,394	81,685
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.212	EUR	10,000,000	649,659	804,288	154,629
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.212	EUR	35,000,000	2,292,280	2,815,008	522,728
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.490	EUR	7,500,000	(52,219)	17,903	70,122
J.P. Morgan Chase Bank, N.A.	Markit CDX North America High Yield Index, Series 35, Version 1	Sell	5.00	Quarterly	12/20/2025	2.741	USD	14,600,000	2,194,881	2,357,337	162,456
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 30, Version 1	Sell	5.00	Quarterly	12/20/2023	1.475	EUR	7,500,000	62,034	70,768	8,734
Subtotal—Appreciation									12,721,475	13,794,019	1,072,544
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.758	EUR	3,750,000	32,523	(36,986)	(69,509)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland Group PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.157	EUR	7,500,000	15,401	(29,851)	(45,252)
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.376	EUR	3,700,000	258,958	72,567	(186,391)
Subtotal—Depreciation									306,882	5,730	(301,152)
Total Open Over-The-Counter Credit Default Swap Agreements									$13,028,357	$13,799,749	$771,392

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.
(b)	Implied credit spreads represent the current level, as of July 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	FBIL Overnight MIBOR	Semi-Annually	6.33%	Semi-Annually	01/31/2022	INR	590,000,000	$—	$106,920	$106,920
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.77	Annually	01/14/2030	RUB	595,000,000	—	(141,682)	(141,682)
Goldman Sachs International	Pay	3 Month MOSKP	Quarterly	6.98	Annually	03/25/2026	RUB	2,000,000,000	—	(65,791)	(65,791)
Subtotal—Depreciation									—	(207,473)	(207,473)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(100,553)	$(100,553)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $6,050,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Open Centrally Cleared Inflation Rate Swap Agreements(a)
Pay/Receive	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Receive	United States CPI Urban Consumers NSA	At Maturity	(2.62)%	At Maturity	06/30/2026	USD	39,960,000	$—	$560,210	$560,210
Interest Rate Risk
Pay	United States CPI Urban Consumers NSA	At Maturity	2.43	At Maturity	05/07/2051	USD	10,929,600	—	(72,562)	(72,562)
Pay	United States CPI Urban Consumers NSA	At Maturity	2.42	At Maturity	05/10/2051	USD	7,862,400	—	(78,990)	(78,990)
Subtotal — Depreciation								—	(151,552)	(151,552)
Total — Centrally Cleared Inflation Swap Agreements								$—	$408,658	$408,658

(a)	Centrally cleared swap agreements collateralized by $63,011,896 cash held with Counterparties.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CLICP	—Sinacofi Chile Interbank Rate Avg (CAMARA)
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—MosPrime Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PLN	—Polish Zloty
PRIBOR	—Prague Interbank Offerred Rate
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
WIBOR	—Warsaw Interbank Offered Rate
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$1,023,442,003	$—	$1,023,442,003
Non-U.S. Dollar Denominated Bonds & Notes	—	486,778,359	151,799	486,930,158
Asset-Backed Securities	—	218,093,603	—	218,093,603
U.S. Treasury Securities	—	205,500,320	—	205,500,320
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	112,061,841	—	112,061,841
Affiliated Issuers	72,264,987	—	—	72,264,987
Variable Rate Senior Loan Interests	—	46,728,009	4,196,341	50,924,350
Agency Credit Risk Transfer Notes	—	30,369,998	—	30,369,998
Common Stocks & Other Equity Interests	223,024	198,995	42,805	464,824
Preferred Stocks	—	45,987	—	45,987
Money Market Funds	160,698,377	114,505,091	—	275,203,468
Options Purchased	—	28,115,258	—	28,115,258
Total Investments in Securities	233,186,388	2,265,839,464	4,390,945	2,503,416,797
Other Investments - Assets*
Futures Contracts	904,866	—	—	904,866
Forward Foreign Currency Contracts	—	50,186,558	—	50,186,558
Swap Agreements	—	17,266,599	—	17,266,599
	904,866	67,453,157	—	68,358,023
Other Investments - Liabilities*
Futures Contracts	(4,167,495)	—	—	(4,167,495)
Forward Foreign Currency Contracts	—	(30,894,396)	—	(30,894,396)
Options Written	—	(27,650,636)	—	(27,650,636)
Swap Agreements	—	(26,568,630)	—	(26,568,630)
	(4,167,495)	(85,113,662)	—	(89,281,157)
Total Other Investments	(3,262,629)	(17,660,505)	—	(20,923,134)
Total Investments	$229,923,759	$2,248,178,959	$4,390,945	$2,482,493,663

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
Invesco Global Strategic Income Fund